EQUITY ACCOUNTED INVESTMENTS (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Interests In Other Entities [Abstract]
Balance at beginning of period			$ 251	$ 70	$ 70
Acquisitions through business combinations			0		184
Share of net income (loss)	$ 3	$ 2	0	$ 3	13
Distributions received			(9)		(16)
Foreign currency translation			7		0
Balance at end of period	$ 249		$ 249		$ 251